Issued Capital and Equity Incentive Plan -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares shares in Thousands		12 Months Ended
	Aug. 21, 2018	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares granted	699	699
Number of shares outstanding balance		699